UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8709

Western Asset High Income Fund II Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place, 4th Floor Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET HIGH INCOME FUND II INC.

FORM N-Q

JULY 31, 2008

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited)

July 31, 2008

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 88.3%
CONSUMER DISCRETIONARY — 16.9%
Auto Components — 1.4%
	Allison Transmission Inc., Senior Notes:
2,120,000	11.000% due 11/1/15 (a)	$1,929,200
3,505,000	11.250% due 11/1/15 (a)(b)	3,066,875
3,620,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	1,285,100
	Visteon Corp., Senior Notes:
3,567,000	8.250% due 8/1/10	3,085,455
7,685,000	12.250% due 12/31/16 (a)	5,379,500
	Total Auto Components	14,746,130
Automobiles — 1.4%
	Ford Motor Co., Debentures:
1,880,000	8.875% due 1/15/22	968,200
3,425,000	8.900% due 1/15/32	1,832,375
	General Motors Corp.:
6,335,000	Notes, 7.200% due 1/15/11	4,181,100
	Senior Debentures:
2,375,000	8.250% due 7/15/23	1,187,500
14,445,000	8.375% due 7/15/33	7,186,387
	Total Automobiles	15,355,562
Diversified Consumer Services — 0.6%
5,315,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	4,637,338
	Service Corp. International, Senior Notes:
1,200,000	7.625% due 10/1/18	1,146,000
1,010,000	7.500% due 4/1/27	830,725
	Total Diversified Consumer Services	6,614,063
Hotels, Restaurants & Leisure — 3.7%
	Boyd Gaming Corp., Senior Subordinated Notes:
1,000,000	6.750% due 4/15/14	740,000
410,000	7.125% due 2/1/16	297,250
3,820,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (c)	76,400
2,930,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	2,212,150
2,725,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	2,357,125
484,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	387,200
4,515,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	4,379,550
2,950,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	2,271,500
2,360,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	2,324,600
975,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)	521,625
2,350,000	Harrah’s Operating Co. Inc., Senior Notes, 10.750% due 2/1/16 (a)	1,786,000
3,455,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12 (a)	2,815,825
5,435,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	3,994,725
	MGM MIRAGE Inc.:
955,000	Notes, 6.750% due 9/1/12	842,787
	Senior Notes:
355,000	8.500% due 9/15/10	343,463
450,000	5.875% due 2/27/14	357,750
620,000	7.500% due 6/1/16	497,550
815,000	7.625% due 1/15/17	656,075
455,000	Senior Subordinated Notes, 8.375% due 2/1/11	412,912
380,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	267,900

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

July 31, 2008

Face Amount†	Security	Value
Hotels, Restaurants & Leisure — 3.7% (continued)
3,664,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	$3,792,240
2,485,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	2,050,125
1,670,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 6.936% due 2/1/14 (a)(d)	1,227,450
	Station Casinos Inc.:
	Senior Notes:
2,500,000	6.000% due 4/1/12	1,687,500
4,235,000	7.750% due 8/15/16	2,858,625
1,445,000	Senior Subordinated Notes, 6.625% due 3/15/18	643,025
	Total Hotels, Restaurants & Leisure	39,801,352
Household Durables — 1.7%
310,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	297,600
4,000,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (c)(e)(f)	0
3,355,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	2,935,625
5,655,000	K Hovnanian Enterprises Inc., 11.500% due 5/1/13 (a)	5,753,963
3,730,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	3,711,350
5,765,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.952% due 9/1/12	5,274,975
	Total Household Durables	17,973,513
Internet & Catalog Retail — 0.2%
2,165,000	Ticketmaster, Senior Notes, 10.750% due 8/1/16 (a)	2,251,600
Media — 5.6%
	Affinion Group Inc.:
4,765,000	Senior Notes, 10.125% due 10/15/13	4,812,650
3,730,000	Senior Subordinated Notes, 11.500% due 10/15/15	3,730,000
15,741,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	12,002,512
2,623,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	2,321,355
1,500,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	1,035,000
1,325,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	914,250
6,180,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)	6,458,100
2,950,000	CMP Susquehanna Corp., 9.875% due 5/15/14	1,873,250
	CSC Holdings Inc.:
3,000,000	Senior Debentures, 8.125% due 8/15/09	3,037,500
	Senior Notes:
280,000	8.125% due 7/15/09	283,500
885,000	7.625% due 4/1/11	879,469
3,350,000	Dex Media Inc., Discount Notes, step bond to yield 8.367% due 11/15/13	2,026,750
2,344,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	1,845,900
525,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	544,688
1,345,000	EchoStar DBS Corp., Senior Notes, 7.750% due 5/31/15	1,297,925
2,419,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (a)(g)	2,376,667
9,195,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	4,229,700
	R.H. Donnelley Corp.:
2,150,000	Senior Discount Notes, 6.875% due 1/15/13	1,075,000
1,560,000	Senior Notes, 8.875% due 1/15/16	760,500
680,000	R.H. Donnelley Inc., 11.750% due 5/15/15 (a)	506,600
2,345,000	Sun Media Corp., 7.625% due 2/15/13	2,239,475
	TL Acquisitions Inc.:
4,350,000	Senior Notes, 10.500% due 1/15/15 (a)	3,849,750
3,380,000	Senior Subordinated Notes, step bond to yield 13.358% due 7/15/15 (a)	2,484,300
	Total Media	60,584,841

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

July 31, 2008

Face Amount†	Security	Value
CONSUMER DISCRETIONARY — 16.9% (continued)
Multiline Retail — 1.3%
	Dollar General Corp.:
675,000	Senior Notes, 10.625% due 7/15/15	$683,438
3,930,000	Senior Subordinated Notes, 11.875% due 7/15/17 (b)	3,733,500
	Neiman Marcus Group Inc.:
1,040,000	7.125% due 6/1/28	920,400
2,660,000	Senior Notes, 9.000% due 10/15/15 (b)	2,620,100
6,155,000	Senior Subordinated Notes, 10.375% due 10/15/15	6,062,675
	Total Multiline Retail	14,020,113
Specialty Retail — 1.0%
1,910,000	Ace Hardware Corp., Senior Secured Notes, 9.125% due 6/1/16 (a)	1,747,650
	AutoNation Inc., Senior Notes:
385,000	4.791% due 4/15/13 (d)	319,550
830,000	7.000% due 4/15/14	718,988
3,685,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	2,952,606
2,250,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	2,306,250
	Michaels Stores Inc.:
2,410,000	Senior Notes, 10.000% due 11/1/14	1,946,075
1,830,000	Senior Subordinated Bonds, 11.375% due 11/1/16	1,299,300
	Total Specialty Retail	11,290,419
	TOTAL CONSUMER DISCRETIONARY	182,637,593
CONSUMER STAPLES — 1.3%
Food & Staples Retailing — 0.1%
576,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	663,503
Food Products — 0.5%
	Dole Food Co. Inc.:
1,600,000	Debentures, 8.750% due 7/15/13	1,448,000
	Senior Notes:
1,570,000	8.625% due 5/1/09	1,544,487
2,065,000	7.250% due 6/15/10	1,910,125
1,050,000	8.875% due 3/15/11	962,063
	Total Food Products	5,864,675
Household Products — 0.3%
1,265,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12 (a)	1,246,025
1,890,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	1,809,675
	Total Household Products	3,055,700
Tobacco — 0.4%
	Alliance One International Inc., Senior Notes:
875,000	8.500% due 5/15/12	824,688
3,780,000	11.000% due 5/15/12	3,883,950
	Total Tobacco	4,708,638
	TOTAL CONSUMER STAPLES	14,292,516
ENERGY — 12.8%
Energy Equipment & Services — 0.6%
2,450,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	2,443,875
1,145,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	1,133,550
1,600,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14 (a)	1,616,000
1,210,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	1,225,125
400,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	428,268
	Total Energy Equipment & Services	6,846,818

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

July 31, 2008

Face Amount†		Security	Value
ENERGY — 12.8% (continued)
Oil, Gas & Consumable Fuels — 12.2%
3,690,000		Atlas Pipeline Partners LP, 8.750% due 6/15/18 (a)	$3,643,875
6,995,000		Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	7,099,925
		Chesapeake Energy Corp., Senior Notes:
4,430,000		6.625% due 1/15/16	4,274,950
1,885,000		6.500% due 8/15/17	1,771,900
4,670,000		7.250% due 12/15/18	4,599,950
2,109,075		Corral Finans AB, Senior Secured Subordinated Bonds, 4.290% due 4/15/10 (a)(b)(d)	1,782,169
		El Paso Corp.:
		Medium-Term Notes:
5,025,000		7.800% due 8/1/31	5,020,317
6,385,000		7.750% due 1/15/32	6,378,264
5,200,000		Notes, 7.875% due 6/15/12	5,399,410
		Enterprise Products Operating LP:
55,000		Junior Subordinated Notes, 8.375% due 8/1/66 (d)	53,813
4,740,000		Subordinated Notes, 7.034% due 1/15/68 (d)	4,139,802
5,670,000		EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	5,641,650
		Gazprom:
		Bonds:
104,590,000	RUB	6.790% due 10/29/09	4,449,077
34,860,000	RUB	7.000% due 10/27/11	1,464,668
153,000		Loan Participation Notes, 6.212% due 11/22/16 (a)	141,479
50,960,000	RUB	Gazprom OAO, 6.950% due 8/6/09	2,166,482
1,100,000		Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16 (a)	1,064,250
3,705,000		International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	3,788,362
2,070,000		KazMunaiGaz Finance Sub B.V., 8.375% due 7/2/13 (a)	2,119,162
1,720,000		LUKOIL International Finance BV, 6.356% due 6/7/17 (a)(g)	1,543,700
		Mariner Energy Inc., Senior Notes:
1,465,000		7.500% due 4/15/13	1,395,413
1,110,000		8.000% due 5/15/17	1,051,725
2,260,000		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18 (a)	2,260,000
1,015,000		OPTI Canada Inc., Senior Secured Notes, 7.875% due 12/15/14	1,012,463
2,985,000		Parallel Petroleum Corp., 10.250% due 8/1/14	2,977,537
		Pemex Project Funding Master Trust:
836,000		6.625% due 6/15/35 (a)	821,538
230,000		6.625% due 6/15/35 (a)	226,021
5,001,000		Senior Bonds, 6.625% due 6/15/35 (g)	4,914,488
		Petrohawk Energy Corp., Senior Notes:
2,275,000		9.125% due 7/15/13	2,314,812
910,000		7.875% due 6/1/15 (a)	884,975
		Petroplus Finance Ltd.:
1,500,000		6.750% due 5/1/14 (a)	1,320,000
2,250,000		Senior Note, 7.000% due 5/1/17 (a)	1,957,500
		Petrozuata Finance Inc.:
4,234,014		8.220% due 4/1/17 (a)(g)	4,418,194
265,369		8.220% due 4/1/17 (a)	277,575
2,540,000		Quicksilver Resources Inc., 8.250% due 8/1/15	2,482,850
		SandRidge Energy Inc.:
7,500,000		8.625% due 4/1/15 (a)(b)	7,612,500
1,780,000		Senior Notes, 8.000% due 6/1/18 (a)	1,771,100
7,272,000		SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)(e)	1,018,080
2,140,000		Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18 (a)	2,204,200
740,000		Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16 (a)	699,300
3,370,000		Teekay Corp., Senior Notes, 8.875% due 7/15/11	3,555,350
230,000		TNK-BP Finance SA, 6.625% due 3/20/17 (a)	195,500
4,165,000		VeraSun Energy Corp., 9.375% due 6/1/17	2,207,450

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

July 31, 2008

Face Amount†		Security	Value
Oil, Gas & Consumable Fuels — 12.2% (continued)
2,275,000		W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	$2,149,875
		Whiting Petroleum Corp., Senior Subordinated Notes:
2,550,000		7.250% due 5/1/12	2,518,125
1,975,000		7.000% due 2/1/14	1,910,812
		Williams Cos. Inc.:
		Notes:
2,760,000		7.875% due 9/1/21	2,946,300
3,689,000		8.750% due 3/15/32	4,205,460
3,700,000		Senior Notes, 7.625% due 7/15/19	3,903,500
		Total Oil, Gas & Consumable Fuels	131,755,848
		TOTAL ENERGY	138,602,666
FINANCIALS — 10.3%
Commercial Banks — 1.9%
5,260,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)(g)	5,246,850
4,490,000		HSBK Europe BV, 7.250% due 5/3/17 (a)(g)	3,794,050
		ICICI Bank Ltd., Subordinated Bonds:
1,174,000		6.375% due 4/30/22 (a)(d)(g)	999,810
1,170,000		6.375% due 4/30/22 (a)(d)(g)	992,241
76,695,000	RUB	JPMorgan Chase Bank, Credit-Linked Notes (Russian Agricultural Bank), 9.500% due 2/11/11 (f)	3,275,231
1,320,000		RSHB Capital, Notes, 7.125% due 1/14/14 (a)	1,307,988
		Russian Agricultural Bank, Loan Participation Notes:
1,204,000		7.175% due 5/16/13 (a)(g)	1,196,656
1,055,000		6.299% due 5/15/17 (a)(g)	951,293
		TuranAlem Finance BV, Bonds:
2,785,000		8.250% due 1/22/37 (a)(g)	2,137,487
1,059,000		8.250% due 1/22/37 (a)(g)	822,049
		Total Commercial Banks	20,723,655
Consumer Finance — 3.9%
4,090,000		AmeriCredit Corp., 8.500% due 7/1/15	3,159,525
		Ford Motor Credit Co.:
		Notes:
3,075,000		7.875% due 6/15/10	2,619,925
3,320,000		7.000% due 10/1/13	2,380,765
		Senior Notes:
4,248,000		8.026% due 6/15/11 (d)	3,355,083
1,620,000		5.538% due 1/13/12 (d)	1,175,394
15,860,000		12.000% due 5/15/15	13,380,781
		General Motors Acceptance Corp.:
14,400,000		Bonds, 8.000% due 11/1/31	8,083,080
3,130,000		Notes, 6.875% due 8/28/12	1,965,928
6,750,000		SLM Corp., 8.450% due 6/15/18	6,381,018
		Total Consumer Finance	42,501,499
Diversified Financial Services — 2.9%
3,380,000		Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	2,095,600
2,210,000		Capmark Financial Group Inc., 5.875% due 5/10/12	1,409,472
2,110,000		CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	1,724,925
4,190,000		Citigroup Inc., Junior Subordinated Notes, Preferred Securities, 8.400% due 4/30/18 (d)(h)	3,592,883
135,000		El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11 (a)	137,285
4,400,000		Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 7.176% due 11/15/14 (d)	3,454,000
3,460,000		Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	3,464,325

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

July 31, 2008

Face Amount†	Security	Value
Diversified Financial Services — 2.9% (continued)
	Residential Capital LLC:
6,943,000	Junior Secured Notes, 9.625% due 5/15/15 (a)	$2,742,485
5,159,000	Senior Secured Notes, 8.500% due 5/15/10 (a)	3,714,480
460,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	416,300
	TNK-BP Finance SA:
1,360,000	7.500% due 7/18/16 (a)(g)	1,237,600
1,070,000	Senior Notes, 7.875% due 3/13/18 (a)	995,100
4,000,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 10.653% due 10/1/15	3,540,000
3,135,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	3,072,300
	Total Diversified Financial Services	31,596,755
Insurance — 0.5%
6,560,000	American International Group Inc., Junior Subordinated Debentures, 8.175% due 5/15/58 (a)(d)	5,892,376
Real Estate Investment Trusts (REITs) — 0.5%
130,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	116,350
2,500,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	2,312,500
2,535,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.750% due 4/1/17	2,401,912
	Total Real Estate Investment Trusts (REITs)	4,830,762
Real Estate Management & Development — 0.6%
2,270,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	1,373,350
	Realogy Corp.:
510,000	10.500% due 4/15/14	334,050
4,500,000	11.000% due 4/15/14 (b)	2,463,750
4,355,000	Senior Subordinated Notes, 12.375% due 4/15/15	2,090,400
	Total Real Estate Management & Development	6,261,550
	TOTAL FINANCIALS	111,806,597
HEALTH CARE — 6.0%
Health Care Equipment & Supplies — 0.5%
2,670,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17	2,416,350
	Biomet Inc.:
1,430,000	10.375% due 10/15/17 (b)	1,512,225
1,745,000	11.625% due 10/15/17	1,851,881
	Total Health Care Equipment & Supplies	5,780,456
Health Care Providers & Services — 5.5%
4,735,000	CRC Health Corp., 10.750% due 2/1/16	3,764,325
	DaVita Inc.:
2,190,000	Senior Notes, 6.625% due 3/15/13	2,146,200
3,045,000	Senior Subordinated Notes, 7.250% due 3/15/15	3,010,744
	HCA Inc.:
950,000	Debentures, 7.500% due 11/15/95	679,530
1,500,000	Notes, 6.375% due 1/15/15	1,237,500
6,115,000	Senior Notes, 6.500% due 2/15/16	5,121,312
	Senior Secured Notes:
3,580,000	9.250% due 11/15/16	3,696,350
9,560,000	9.625% due 11/15/16 (b)	9,870,700
4,800,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	4,836,000
	Tenet Healthcare Corp., Senior Notes:
3,555,000	6.375% due 12/1/11	3,519,450
2,240,000	6.500% due 6/1/12	2,186,800
6,000,000	7.375% due 2/1/13	5,670,000

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

July 31, 2008

Face Amount†	Security	Value
Health Care Providers & Services — 5.5% (continued)
985,000	9.875% due 7/1/14	$994,850
1,470,000	6.875% due 11/15/31	1,065,750
	Universal Hospital Services Inc.:
910,000	6.303% due 6/1/15 (d)	850,850
4,505,000	Senior Secured Notes, 8.500% due 6/1/15 (b)	4,527,525
7,869,000	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12 (b)(d)	6,334,545
	Total Health Care Providers & Services	59,512,431
Pharmaceuticals — 0.0%
10,855,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(e)	244,238
	TOTAL HEALTH CARE	65,537,125
INDUSTRIALS — 12.4%
Aerospace & Defense — 1.5%
2,370,000	BE Aerospace Inc., 8.500% due 7/1/18	2,452,950
	DRS Technologies Inc., Senior Subordinated Notes:
335,000	6.625% due 2/1/16	340,025
3,320,000	7.625% due 2/1/18	3,469,400
	Hawker Beechcraft Acquisition Co.:
7,565,000	Senior Notes, 8.875% due 4/1/15 (b)	7,508,263
280,000	Senior Subordinated Notes, 9.750% due 4/1/17	277,900
106,119	Kac Acquisition Co., Subordinated Notes, 1.000% due 4/26/26 (c)(e)(f)	0
2,600,000	L-3 Communications Corp., Senior Subordinated Notes, 6.125% due 1/15/14	2,470,000
	Total Aerospace & Defense	16,518,538
Airlines — 1.9%
	Continental Airlines Inc., Pass-Through Certificates:
95,329	6.541% due 9/15/08	89,609
1,147,795	8.312% due 10/2/12	1,021,537
1,765,000	7.339% due 4/19/14	1,306,100
7,870,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	7,712,600
	Delta Air Lines Inc.:
1,644,136	8.954% due 8/10/14 (f)	1,200,219
	Pass-Through Certificates:
1,773,817	6.619% due 3/18/11	1,614,174
6,135,000	7.111% due 9/18/11	5,490,825
2,135,000	7.711% due 9/18/11	1,761,375
	Total Airlines	20,196,439
Building Products — 1.8%
	Associated Materials Inc.:
9,895,000	Senior Discount Notes, step bond to yield 14.669% due 3/1/14	6,110,162
3,005,000	Senior Subordinated Notes, 9.750% due 4/15/12	2,974,950
	GTL Trade Finance Inc.:
2,360,000	7.250% due 10/20/17 (a)(g)	2,351,176
2,302,000	7.250% due 10/20/17 (a)(g)	2,296,148
	Nortek Inc.:
2,080,000	Senior Secured Notes, 10.000% due 12/1/13 (a)	1,872,000
1,355,000	Senior Subordinated Notes, 8.500% due 9/1/14	774,044
8,825,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.589% due 3/1/14	3,684,438
	Total Building Products	20,062,918
Commercial Services & Supplies — 3.0%
6,040,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	6,070,200
1,690,000	Allied Waste North America Inc., Senior Notes, 7.375% due 4/15/14	1,694,225
1,285,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	1,130,800

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

July 31, 2008

Face Amount†	Security	Value
Commercial Services & Supplies — 3.0% (continued)
	DynCorp International LLC/DIV Capital Corp.:
3,520,000	9.500% due 2/15/13 (a)	$3,515,600
7,693,000	Senior Subordinated Notes, 9.500% due 2/15/13	7,625,686
	Interface Inc.:
2,875,000	Senior Notes, 10.375% due 2/1/10	3,033,125
1,500,000	Senior Subordinated Notes, 9.500% due 2/1/14	1,586,250
5,305,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	4,376,625
	US Investigations Services Inc.:
2,380,000	11.750% due 5/1/16 (a)	2,034,900
1,020,000	Senior Subordinated Notes, 10.500% due 11/1/15 (a)	928,200
	Total Commercial Services & Supplies	31,995,611
Construction & Engineering — 0.7%
3,330,000	CSC Holdings Inc., 8.500% due 6/15/15 (a)	3,296,700
3,740,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (a)(g)	3,786,750
	Total Construction & Engineering	7,083,450
Industrial Conglomerates — 0.3%
2,750,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (c)(e)(f)	0
	Sequa Corp., Senior Notes:
1,800,000	11.750% due 12/1/15 (a)	1,575,000
1,800,000	13.500% due 12/1/15 (a)(b)	1,575,000
	Total Industrial Conglomerates	3,150,000
Machinery — 0.1%
1,260,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	1,171,800
490,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	481,425
	Total Machinery	1,653,225
Road & Rail — 1.7%
10,825,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	9,471,875
	Kansas City Southern de Mexico, Senior Notes:
7,020,000	9.375% due 5/1/12 (g)	7,283,250
910,000	7.625% due 12/1/13	896,350
125,000	7.375% due 6/1/14	120,937
820,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	833,325
	Total Road & Rail	18,605,737
Trading Companies & Distributors — 1.1%
2,955,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	2,615,175
5,825,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	5,038,625
6,005,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	4,293,575
	Total Trading Companies & Distributors	11,947,375
Transportation Infrastructure — 0.3%
	Swift Transportation Co., Senior Secured Notes:
5,090,000	10.426% due 5/15/15 (a)(d)	1,857,850
2,595,000	12.500% due 5/15/17 (a)	1,025,025
	Total Transportation Infrastructure	2,882,875
	TOTAL INDUSTRIALS	134,096,168
INFORMATION TECHNOLOGY — 2.1%
Communications Equipment — 0.4%
6,100,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	4,331,000
Electronic Equipment, Instruments & Components — 0.2%
	NXP BV/NXP Funding LLC:
2,085,000	Senior Notes, 9.500% due 10/15/15	1,449,075
	Senior Secured Notes:
1,120,000	5.541% due 10/15/13 (d)	883,400

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

July 31, 2008

Face Amount†	Security	Value
Electronic Equipment, Instruments & Components — 0.2% (continued)
155,000	7.875% due 10/15/14	$129,813
	Total Electronic Equipment, Instruments & Components	2,462,288
IT Services — 1.1%
3,045,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (a)(b)	2,770,950
2,600,000	First Data Corp., 5.625% due 11/1/11	1,404,000
	SunGard Data Systems Inc.:
1,480,000	Senior Notes, 9.125% due 8/15/13	1,520,700
5,890,000	Senior Subordinated Notes, 10.250% due 8/15/15	6,007,800
	Total IT Services	11,703,450
Semiconductors & Semiconductor Equipment — 0.1%
1,150,000	Freescale Semiconductor Inc., 10.125% due 12/15/16	908,500
Software — 0.3%
3,890,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	2,975,850
	TOTAL INFORMATION TECHNOLOGY	22,381,088
MATERIALS — 8.5%
Chemicals — 1.2%
8,020,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16	4,210,500
2,390,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	2,252,575
3,075,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	3,259,500
4,475,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	2,617,875
1,015,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	852,600
	Total Chemicals	13,193,050
Containers & Packaging — 1.0%
2,000,000	Berry Plastics Holding Corp., 8.875% due 9/15/14	1,610,000
1,080,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	928,800
4,225,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	3,950,375
1,120,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	957,600
1,975,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(e)(f)	0
1,700,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16 (a)	1,759,500
1,195,000	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	1,027,700
	Total Containers & Packaging	10,233,975
Metals & Mining — 3.4%
	Evraz Group SA, Notes:
1,590,000	8.875% due 4/24/13 (a)	1,554,225
680,000	9.500% due 4/24/18 (a)	658,784
4,005,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	4,201,706
2,545,000	Metals USA Holdings Corp., 8.791% due 7/1/12 (b)(d)	2,347,762
5,000,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	5,200,000
3,855,000	Noranda Aluminium Holding Corp., Senior Notes, 8.578% due 11/15/14 (d)	3,180,375
5,140,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	4,780,200
8,630,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (a)	8,457,400
	Vale Overseas Ltd., Notes:
1,284,000	8.250% due 1/17/34 (g)	1,419,978
3,268,000	6.875% due 11/21/36 (g)	3,138,865
2,070,000	Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (a)(g)	2,080,350
	Total Metals & Mining	37,019,645
Paper & Forest Products — 2.9%
	Abitibi-Consolidated Co. of Canada:
6,400,000	15.500% due 7/15/10 (a)	4,832,000
5,000,000	Senior Secured Notes, 13.750% due 4/1/11 (a)	5,237,500
	Appleton Papers Inc.:
3,895,000	Senior Notes, 8.125% due 6/15/11	3,729,462

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2008

Face Amount†	Security	Value
Paper & Forest Products — 2.9% (continued)
4,685,000	Senior Subordinated Notes, 9.750% due 6/15/14	$4,357,050
8,025,000	NewPage Corp., Senior Secured Notes, 9.123% due 5/1/12 (d)	7,663,875
2,787,134	Newpage Holding Corp., 9.986% due 11/1/13 (b)(d)	2,605,971
1,935,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,731,825
1,430,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	1,208,350
	Total Paper & Forest Products	31,366,033
	TOTAL MATERIALS	91,812,703
TELECOMMUNICATION SERVICES — 8.9%
Diversified Telecommunication Services — 6.1%
	Axtel SAB de CV:
370,000	7.625% due 2/1/17 (a)(g)	371,850
4,740,000	Senior Notes, 7.625% due 2/1/17 (a)(g)	4,751,850
1,260,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	989,100
	Citizens Communications Co.:
315,000	Debentures, 7.050% due 10/1/46	214,988
4,220,000	Senior Notes, 7.875% due 1/15/27	3,734,700
	Hawaiian Telcom Communications Inc.:
855,000	Senior Notes, 9.750% due 5/1/13	316,350
5,211,000	Senior Subordinated Notes, 12.500% due 5/1/15	1,120,365
1,745,000	Inmarsat Finance II PLC, step bond to yield 8.867% due 11/15/12	1,762,450
1,925,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	2,006,813
5,000,000	Intelsat Corp., 9.250% due 8/15/14 (a)	4,962,500
2,215,000	Intelsat Jackson Holdings Ltd., 9.500% due 6/15/16 (a)	2,242,688
	Level 3 Financing Inc.:
2,165,000	6.704% due 2/15/15 (d)	1,818,600
4,915,000	Senior Notes, 9.250% due 11/1/14	4,497,225
4,525,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	4,389,250
	Qwest Communications International Inc., Senior Notes:
1,250,000	6.176% due 2/15/09 (d)	1,243,750
8,095,000	7.500% due 2/15/14	7,508,112
4,770,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	3,911,400
2,220,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)(g)	2,125,650
700,000	Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13 (a)	685,939
9,400,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	8,742,000
3,100,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	3,224,000
5,445,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	5,540,287
	Total Diversified Telecommunication Services	66,159,867
Wireless Telecommunication Services — 2.8%
2,900,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	3,378,500
1,825,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	1,866,062
4,860,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	4,738,500
4,180,000	Nextel Communications Inc., Senior Notes, 7.375% due 8/1/15	3,220,594
2,590,000	Rural Cellular Corp., Senior Subordinated Notes, 5.682% due 6/1/13 (d)	2,602,950
3,350,000	Sprint Capital Corp., Senior Notes, 6.875% due 11/15/28	2,661,314
13,510,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)(f)(g)	11,415,950
	Total Wireless Telecommunication Services	29,883,870
	TOTAL TELECOMMUNICATION SERVICES	96,043,737
UTILITIES — 9.1%
Electric Utilities — 1.5%
2,880,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)(g)	3,067,200
202,000	Enersis SA, Notes, 7.375% due 1/15/14	215,133
1,665,000	IPALCO Enterprises Inc., Senior Secured Notes, 8.625% due 11/14/11	1,700,381
3,074,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	3,327,605

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2008

Face Amount†	Security	Value
Electric Utilities — 1.5% (continued)
8,760,000	Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16 (a)(b)	$8,475,300
	Total Electric Utilities	16,785,619
Gas Utilities — 0.5%
6,190,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	5,741,225
Independent Power Producers & Energy Traders — 7.1%
144,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	133,792
	AES Corp., Senior Notes:
1,900,000	9.375% due 9/15/10	2,009,250
6,365,000	8.000% due 10/15/17	6,301,350
510,000	8.000% due 6/1/20 (a)	493,425
	Dynegy Holdings Inc.:
3,605,000	Senior Debentures, 7.625% due 10/15/26	3,028,200
2,060,000	Senior Notes, 7.750% due 6/1/19	1,905,500
4,000,000	Dynegy Inc., 7.670% due 11/8/16	3,915,000
	Edison Mission Energy, Senior Notes:
2,600,000	7.750% due 6/15/16	2,619,500
2,500,000	7.200% due 5/15/19	2,362,500
4,275,000	7.625% due 5/15/27	3,783,375
31,740,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(b)	31,581,300
1,929,103	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	2,175,064
3,250,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	3,266,250
	NRG Energy Inc., Senior Notes:
890,000	7.250% due 2/1/14	869,975
9,970,000	7.375% due 2/1/16	9,695,825
1,800,000	7.375% due 1/15/17	1,741,500
890,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	657,383
	Total Independent Power Producers & Energy Traders	76,539,189
	TOTAL UTILITIES	99,066,033
	TOTAL CORPORATE BONDS & NOTES (Cost — $1,079,748,894)	956,276,226
ASSET-BACKED SECURITY — 0.0%
FINANCIAL — 0.0%
Diversified Financial Services — 0.0%
1,975,400	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(e)(f)
	(Cost - $2,052,466)	0
CONVERTIBLE BONDS & NOTES — 0.3%
INDUSTRIALS — 0.3%
Airlines — 0.0%
469,639	Delta Air Lines Inc., Pass-Through Certificates, 7.379% due 5/18/10	441,461
Marine — 0.3%
3,590,000	Horizon Lines Inc., 4.250% due 8/15/12	2,858,537

	TOTAL CONVERTIBLE BONDS & NOTES (Cost — $3,325,537)	3,299,998
COLLATERALIZED MORTGAGE OBLIGATION — 0.1%
2,857,266	Countrywide Home Loan Mortgage Pass-Through Trust, 4.549% due 4/20/35 (d)
	(Cost - $1,721,096)	1,828,650

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2008

Face Amount†		Security	Value
SOVEREIGN BONDS — 4.3%
Argentina — 0.2%
		Republic of Argentina:
1,400,000	EUR	9.250% due 10/21/02 (c)	$622,101
300,000	EUR	9.000% due 6/20/03 (c)	137,400
250,000	EUR	10.250% due 1/26/07 (c)	119,860
275,000	EUR	8.000% due 2/26/08 (c)	128,094
665,000		Bonds, 7.000% due 9/12/13 (g)	491,897
97,000	EUR	GDP Linked Securities, 1.262% due 12/15/35 (d)	11,872
		Medium-Term Notes:
1,175,000	EUR	7.000% due 3/18/04 (c)	540,440
600,000	EUR	8.125% due 10/4/04 (c)	266,615
525,000	EUR	9.000% due 5/24/05 (a)(c)	241,473
		Total Argentina	2,559,752
Brazil — 1.1%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10	601
12,268,000	BRL	10.000% due 7/1/10	7,253,550
4,315,000	BRL	10.000% due 1/1/12	2,462,789
2,177,000	BRL	6.000% due 5/15/17	2,222,114
		Total Brazil	11,939,054
Colombia — 0.2%
2,055,000		Republic of Colombia, 7.375% due 9/18/37 (g)	2,250,225
Ecuador — 0.2%
2,100,000		Republic of Ecuador, 10.000% due 8/15/30 (a)(g)	1,942,500
Indonesia — 0.3%
		Republic of Indonesia:
11,011,000,000	IDR	10.250% due 7/15/22	1,044,696
8,077,000,000	IDR	11.000% due 9/15/25	790,565
6,948,000,000	IDR	10.250% due 7/15/27	634,687
8,327,000,000	IDR	9.750% due 5/15/37	708,425
		Total Indonesia	3,178,373
Panama — 0.6%
		Republic of Panama:
350,000		7.250% due 3/15/15 (g)	378,875
1,097,000		9.375% due 4/1/29 (g)	1,440,910
4,130,000		6.700% due 1/26/36 (g)	4,222,925
		Total Panama	6,042,710
Peru — 0.1%
		Republic of Peru:
259,000		Bonds, 6.550% due 3/14/37	268,972
198,000		Global Bonds, 7.350% due 7/21/25	225,225
		Total Peru	494,197
Turkey — 0.9%
		Republic of Turkey:
490,000		7.000% due 6/5/20 (g)	476,525
1,175,000		11.875% due 1/15/30 (g)	1,771,313
594,000		Bonds, 7.000% due 9/26/16 (g)	601,425
7,954,000		Notes, 6.875% due 3/17/36 (g)	7,347,507
		Total Turkey	10,196,770
Venezuela — 0.7%
273,000		Bolivarian Republic of Venezuela:
		8.500% due 10/8/14	251,842

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2008

Face Amount†	Security	Value
Venezuela — 0.7% (continued)
8,258,000	5.750% due 2/26/16 (g)	$6,276,080
241,000	7.650% due 4/21/25	184,486
	Collective Action Securities:
1,164,000	9.375% due 1/13/34 (g)	1,002,786
183,000	Notes, 10.750% due 9/19/13	188,032
	Total Venezuela	7,903,226
	TOTAL SOVEREIGN BONDS (Cost — $47,122,760)	46,506,807
COLLATERALIZED SENIOR LOANS — 3.1%
CONSUMER DISCRETIONARY — 0.7%
Auto Components — 0.4%
4,962,500	Allison Transmission, Term Loan B, 5.220% due 8/7/14 (d)	4,455,084
Media — 0.3%
3,000,000	Newsday LLC, 9.750% due 8/1/13	2,998,125
	TOTAL CONSUMER DISCRETIONARY	7,453,209
ENERGY — 0.9%
Energy Equipment & Services — 0.5%
5,368,753	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (d)(e)	5,315,065
Oil, Gas & Consumable Fuels — 0.4%
	Ashmore Energy International:
279,613	Synthetic Revolving Credit Facility, 5.098% due 3/30/12 (d)	257,244
2,039,206	Term Loan, 5.696% due 3/30/14 (d)	1,876,070
3,000,000	Stallion Oilfield Services, Term Loan, 7.611% due 7/31/12 (d)	2,649,999
	Total Oil, Gas & Consumable Fuels	4,783,313
	TOTAL ENERGY	10,098,378
INDUSTRIALS — 0.2%
Trading Companies & Distributors — 0.2%
2,291,615	Penhall International Corp., Term Loan, 9.883% due 4/1/12 (d)(f)	2,039,538
INFORMATION TECHNOLOGY — 0.4%
IT Services — 0.4%
5,040,000	First Data Corp., 9.320% due 9/24/15 (d)	4,648,598
MATERIALS — 0.5%
Containers & Packaging — 0.4%
5,488,481	Berry Plastics Corp., Senior Term Loan, 9.791% due 6/15/14 (d)	3,293,089
1,000,000	Graphic Packaging, Term Loan B, 4.734% due 5/3/14 (d)	941,071
	Total Containers & Packaging	4,234,160
Paper & Forest Products — 0.1%
1,120,000	Verso Paper Holdings LLC, 8.709% due 2/1/13 (d)	932,400
	TOTAL MATERIALS	5,166,560
TELECOMMUNICATION SERVICES — 0.4%
Media — 0.4%
5,000,000	Univision Communications Inc., Term Loan B, 5.149% due 9/15/14 (d)	4,105,470
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $37,071,772)	33,511,753

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2008

Shares		Security	Value
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
10,685,938		Home Interiors & Gifts Inc. (e)(f)*	$11
52,472		Mattress Discounters Corp. (e)(f)*	0
		TOTAL COMMON STOCKS (Cost — $7,763,106)	11
CONVERTIBLE PREFERRED STOCKS — 0.7%
FINANCIALS — 0.7%
Diversified Financial Services — 0.7%
4,500		Bank of America Corp., 7.250% due 12/31/49	4,198,500
69,700		Citigroup Inc., 6.500% due 12/31/49	3,083,528
		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $7,996,392)	7,282,028
ESCROWED SHARES — 0.0%
2,025,000		Pillowtex Corp. (c)(e)(f)* (Cost - $0)	0
PREFERRED STOCKS — 0.3%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
65,000		Ford Motor Co., 7.400%	696,150
1,800		Ford Motor Co., 8.000%	19,800
1,800		Ford Motor Co., Series F, 7.550%	21,654
		Total Automobiles	737,604
Media — 0.0%
8		ION Media Networks Inc., Series B, 12.000% *	4,875
		TOTAL CONSUMER DISCRETIONARY	742,479
FINANCIALS — 0.2%
Diversified Financial Services — 0.1%
12,100		Preferred Plus Trust, Series FRD-1, 7.400%	135,520
8,200		Preferred Plus, Series FMC1 Trust, Senior Debentures, 8.250%	88,150
44,100		Saturns, Series F 2003-5, 8.125%	498,330
17,552		TCR Holdings Corp., Class B Shares, (e)(f)*	18
9,654		TCR Holdings Corp., Class C Shares, (e)(f)*	10
25,451		TCR Holdings Corp., Class D Shares, (e)(f)*	25
52,657		TCR Holdings Corp., Class E Shares, (e)(f)*	53
			722,106
Thrifts & Mortgage Finance — 0.1%
78,575		Federal National Mortgage Association (FNMA), 8.250%	1,319,274
		TOTAL FINANCIALS	2,041,380
		TOTAL PREFERRED STOCKS (Cost — $4,351,880)	2,783,859
Warrants
WARRANTS — 0.1%
18,500		Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20	661,375
2,750		Leap Wireless International Inc., Expires 4/15/10 (a)(e)(f)*	0
13,614		Pillowtex Corp., Expires 11/24/09 (e)(f)*	0
		TOTAL WARRANTS (Cost — $10,069)	661,375
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $1,191,163,972)	1,052,150,707

Face Amount†
SHORT-TERM INVESTMENTS — 2.8%
Sovereign Bonds — 1.8%
		Bank Negara Malaysia Islamic Notes:
1,275,000	MYR	Zero coupon bond to yield 3.310% due 8/21/08	390,841
441,000	MYR	Zero coupon bond to yield 3.270% due 9/16/08	134,874
4,509,000	MYR	Zero coupon bond to yield 3.490% due 9/23/08	1,377,719

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2008

Face Amount†		Security	Value
Sovereign Bonds — 1.8% (continued)
		Bank Negara Malaysia Monetary Notes:
1,957,000	MYR	Zero coupon bond to yield 3.480% due 8/7/08	$600,643
1,939,000	MYR	Zero coupon bond to yield 3.264% due 8/14/08	594,770
2,116,000	MYR	Zero coupon bond to yield 3.273% due 8/28/08	648,251
1,593,000	MYR	Zero coupon bond to yield 3.300% due 10/21/08	485,612
		Egypt Treasury Bills:
43,825,000	EGP	Zero coupon bond to yield 7.470% due 10/28/08 (f)	8,059,936
42,275,000	EGP	Zero coupon bond to yield 6.500% due 11/11/08 (f)	7,740,230
		Total Sovereign Bonds (Cost — $19,613,337)	20,032,876
Repurchase Agreement — 1.0%
10,929,000		Morgan Stanley tri-party repurchase agreement dated 7/31/08, 2.130% due 8/1/08; Proceeds at maturity - $10,929,647; (Fully collateralized by various U.S. government agency obligations, 0.000% due 10/15/19; Market value - $11,149,511) (Cost - $10,929,000)	10,929,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $30,542,337)	30,961,876
		TOTAL INVESTMENTS — 100.0% (Cost — $1,221,706,309#)	$1,083,112,583

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is currently in default.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2008.
(e)	Illiquid security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 2).
(g)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(h)	Security has no maturity date. The date shown represents the next call date.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	BRL	- Brazilian Real
	EGP	- Egyptian Pound
	EUR	- Euro
	GDP	- Gross Domestic Product
	IDR	- Indonesian Rupiah
	MYR	- Malaysian Ringgit
	OJSC	- Open Joint Stock Company
	RUB	- Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Reverse Repurchase Agreements.  The Fund may enter into a reverse repurchase agreement in which the Fund sells a portfolio security at a specified price with an agreement to purchase the same or substantially the same security from the same counterparty at a fixed or determinable price at a future date. When entering into reverse repurchase agreements, the Fund’s custodian delivers to the counterparty liquid assets, the market value of which, at the inception of the transaction, at least equals the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(c) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(d) Forward Foreign Currency Contracts.  The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Security Transactions.  Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2.  Investment Valuation

Effective May 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.  Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	July 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$1,083,112,583	$10,060,906	$1,054,011,638	$19,040,039
Other Financial Instruments*	15,888	—	15,888	—
Total	$1,083,128,471	$10,060,906	$1,054,027,526	$19,040,039

* Other financial instruments include forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of April 30, 2008	$116
Accrued Premiums/Discounts	—
Realized Gain	58
Change in unrealized depreciation	1
Net sales	(58)
Transfers in and/or out of Level 3	19,039,922
Balance as of July 31, 2008	$19,040,039

Notes to Schedule of Investments (unaudited) (continued)

3.  Investments

At July 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$19,398,891
Gross unrealized depreciation	(157,992,617)
Net unrealized depreciation	$(138,593,726)

Transactions in reverse repurchase agreements for the Fund during the period ended July 31, 2008 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance*	Interest Rate*	Outstanding
$96,046,152	2.766%	$98,508,317

* Average based on the number of days that the Fund had reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 0.350% to 3.500% during the period ended July 31, 2008. Interest expense incurred on reverse repurchase agreements totaled $678,836.

At July 31, 2008, the Fund had the following open reverse repurchase agreements:

Face
Amount	Security	Value

$4,876,020	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 5/5/08 bearing 2.850% to be repurchased at $4,919,640 on 8/26/08, collateralized by: $5,260,000 ATF Capital BV, 9.250% due 2/21/14 Market value (including accrued interest) - $5,463,391.	$4,876,020

4,393,506	Reverse Repurchase Agreement with Credit Suisse, dated 5/5/08 bearing 2.500% to be repurchased at $4,427,678 on 8/25/08 collateralized by: $4,740,000 Axtel SAB de CV, 7.625% due 2/1/17 Market value (including accrued interest) - $4,932,563.	4,393,506

2,672,640	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 5/5/08 bearing 2.800% to be repurchased at $2,701,118 on 9/19/08, collateralized by: $2,880,000 EEB International Ltd., 8.750% due 10/31/14 Market value (including accrued interest) - $3,131,233.	2,672,640

2,185,749	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 5/5/08 bearing 2.750% to be repurchased at $2,207,956 on 9/15/08, collateralized by: $2,302,000 GTL Trade Finance Inc., 7.250% due 10/20/17 Market value (including accrued interest) - $2,343,116.	2,185,749

1,003,770	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 5/5/08 bearing 2.750% to be repurchased at $1,014,275 on 9/19/08 collateralized by: $1,174,000 ICICI Bank Ltd., 6.375% due 4/30/22 Market value (including accrued interest) - $1,018,827.	1,003,770

1,138,320	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 5/5/08 bearing 2.750% to be repurchased at $1,150,233 on 9/19/08, collateralized by: $1,240,000 Odebrecht Finance Ltd., 7.500% due 10/18/17 Market value (including accrued interest) - $1,282,180.	1,138,320

916,267	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 5/5/08 bearing 2.850% to be repurchased at $925,915 on 9/15/08, collateralized by: $1,055,000 Russian Agricultural Bank, 6.299% due 5/15/17 Market value (including accrued interest) - $965,379.	916,267

Notes to Schedule of Investments (unaudited) (continued)

Face
Amount	Security	Value

$1,213,120	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 5/5/08 bearing 2.800% to be repurchased at $1,225,669 on 9/15/08, collateralized by: $1,360,000 TNK-BP Finance SA, 7.500% due 7/18/16 Market value (including accrued interest) - $1,241,480.	$1,213,120

2,067,862	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 5/5/08 bearing 2.750% to be repurchased at $2,085,712 on 8/26/08, collateralized by: $2,785,000 TuranAlem Finance BV, 8.250% due 1/22/37 Market value (including accrued interest) - $2,143,731.	2,067,862

507,150	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 5/5/08 bearing 2.550% to be repurchased at $512,071 on 9/19/08, collateralized by: $490,000 Republic of Turkey, 7.000% due 6/5/20 Market value (including accrued interest) - $481,867.	507,150

614,790	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 5/5/08 bearing 2.600% to be repurchased at $620,873 on 9/19/08, collateralized by: $594,000 Republic of Turkey, 7.000% due 9/26/16 Market value (including accrued interest) - $615,888.	614,790

1,371,312	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 5/5/08 bearing 2.650% to be repurchased at $1,385,141 on 9/19/08, collateralized by: $1,284,000 Vale Overseas Ltd., 8.250% due 1/17/34 Market value (including accrued interest) - $1,424,296.	1,371,312

919,327	Reverse Repurchase Agreement with Credit Suisse, dated 5/5/08 bearing 2.250% to be repurchased at $924,556 on 8/4/08, collateralized by: $1,164,000 Bolivarian Republic of Venezuela, 9.375% due 1/13/34 Market value (including accrued interest) - $1,008,420.	919,327

2,247,900	Reverse Repurchase Agreement with Credit Suisse, dated 5/5/08 bearing 3.250% to be repurchased at $2,270,629 on 8/25/08, collateralized by: $2,360,000 GTL Trade Finance Inc., 7.250% due 10/20/17 Market value (including accrued interest) - $2,399,327.	2,247,900

3,640,945	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 5/5/08 bearing 2.900% to be repurchased at $3,672,621 on 8/21/08, collateralized by: $4,234,014 Petrozuata Finance Inc., 8.220% due 4/1/17 Market value (including accrued interest) - $4,547,041.	3,640,945

347,615	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 5/5/08 bearing 2.750% to be repurchased at $351,253 on 9/19/08, collateralized by: $370,000 Axtel SAB de CV, 7.625% due 2/1/17 Market value (including accrued interest) - $385,956.	347,615

884,052	Reverse Repurchase Agreement with Credit Suisse, dated 5/5/08 bearing 2.500% to be repurchased at $890,928 on 8/25/08, collateralized by: $1,170,000 ICICI Bank Ltd., 6.375% due 4/30/22 Market value (including accrued interest) - $1,011,193.	884,052

1,953,000	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 5/5/08 bearing 2.750% to be repurchased at $1,969,858 on 8/26/08, collateralized by: $2,100,000 Republic of Ecuador, 10.000% due 8/15/30 Market value (including accrued interest) - $2,047,500.	1,953,000

Notes to Schedule of Investments (unaudited) (continued)

Face
Amount	Security	Value

$1,097,928	Reverse Repurchase Agreement with Credit Suisse, dated 6/2/08 bearing 2.500% to be repurchased at $1,104,332 on 8/25/08, collateralized by: $1,204,000 Russian Agricultural Bank, 7.175% due 5/16/13 Market value (including accrued interest) - $1,214,731.	$1,097,928

2,944,468	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 6/10/08 bearing 2.650% to be repurchased at $2,966,143 on 9/18/08, collateralized by: $3,268,000 Vale Overseas Ltd., 6.875% due 11/21/36 Market value (including accrued interest) - $3,143,183.	2,944,468

1,998,600	Reverse Repurchase Agreement with Credit Suisse, dated 6/27/08 bearing 2.750% to be repurchased at $2,010,356 on 9/12/08, collateralized by: $2,000,000 Republic of Colombia, 7.375% due 9/18/37 Market value (including accrued interest) - $2,244,511.	1,998,600

1,872,790	Reverse Repurchase Agreement with Credit Suisse, dated 6/27/08 bearing 3.500% to be repurchased at $1,888,084 on 9/19/08, collateralized by: $2,419,000 Globo Communicacoes e Participacoes, 7.250% due 4/26/22; Market value (including accrued interest) - $2,422,530.	1,872,790

3,656,656	Reverse Repurchase Agreement with Credit Suisse, dated 6/27/08 bearing 3.500% to be repurchased at $3,686,163 on 9/18/08, collateralized by: $4,490,000 HSBK Europe BV, 7.250% due 5/3/17 Market value (including accrued interest) - $3,873,662.	3,656,656

1,367,191	Reverse Repurchase Agreement with Credit Suisse, dated 6/27/08 bearing 3.500% to be repurchased at $1,378,356 on 9/19/08, collateralized by: $1,097,000 Republic of Panama, 9.375% due 4/1/29 Market value (including accrued interest) - $1,475,216.	1,367,191

357,910	Reverse Repurchase Agreement with Credit Suisse, dated 6/27/08 bearing 3.500% to be repurchased at $360,833 on 9/19/08, collateralized by: $350,000 Republic of Panama, 7.250% due 3/15/15 Market value (including accrued interest) - $388,460.	357,910

6,412,068	Reverse Repurchase Agreement with Credit Suisse, dated 6/27/08 bearing 3.500% to be repurchased at $6,464,433 on 9/19/08, collateralized by: $7,020,000 Kansas City Southern de Mexico, 9.375% due 5/1/12; Market value (including accrued interest) - $7,447,781.	6,412,068

515,375	Reverse Repurchase Agreement with Credit Suisse, dated 6/27/08 bearing 3.500% to be repurchased at $519,584 on 9/19/08, collateralized by: $665,000 Republic of Argentina, 7.000% due 9/12/13 Market value (including accrued interest) - $509,859.	515,375

5,940,805	Reverse Repurchase Agreement with Credit Suisse, dated 6/27/08 bearing 3.500% to be repurchased at $5,962,753 on 8/4/08 collateralized by: $8,258,000 Bolivarian Republic of Venezuela, 5.750% due 2/26/16; Market value (including accrued interest) - $6,480,885.	5,940,805

894,855	Reverse Repurchase Agreement with Credit Suisse, dated 6/27/08 bearing 2.750% to be repurchased at $900,597 on 9/19/08, collateralized by: $1,059,000 TuranAlem Finance BV, 8.250% due 1/22/37 Market value (including accrued interest) - $865,733.	894,855

1,604,588	Reverse Repurchase Agreement with Credit Suisse, dated 6/27/08 bearing 3.500% to be repurchased at $1,617,692 on 9/19/08, collateralized by: $1,720,000 Lukoil International Finance BV, 6.356% due 6/7/17; Market value (including accrued interest) - $1,560,128.	1,604,588

Notes to Schedule of Investments (unaudited) (continued)

Face
Amount	Security	Value

$3,859,072	Reverse Repurchase Agreement with Credit Suisse, dated 7/3/08 bearing 2.250% to be repurchased at $3,877,885 on 9/19/08, collateralized by: $4,130,000 Republic of Panama, 6.700% due 1/26/36 Market value (including accrued interest) - $4,227,437.	$3,859,072

2,250,000	Reverse Repurchase Agreement with Credit Suisse, dated 7/3/08 bearing 3.000% to be repurchased at $2,264,625 on 9/19/08, collateralized by: $2,500,000 Odebrecht Finance Ltd., 7.500% due 10/18/17 Market value (including accrued interest) - $2,585,041.	2,250,000

1,844,370	Reverse Repurchase Agreement with Credit Suisse, dated 7/3/08 bearing 3.000% to be repurchased at $1,856,358 on 9/19/08, collateralized by: $2,070,000 Vedanta Resources PLC, 8.750% due 1/15/14 Market value (including accrued interest) - $2,095,137.	1,844,370

4,470,394	Reverse Repurchase Agreement with Credit Suisse, dated 7/8/08 bearing 2.250% to be repurchased at an amount and date to be determined, collateralized by: $5,001,000 Pemex Project Funding Master Trust, 6.625% due 6/15/35; Market value (including accrued interest) - $4,957,034.	4,470,394

9,466,119	Reverse Repurchase Agreement with Credit Suisse, dated 7/21/08 bearing 3.000% to be repurchased at $9,512,661 on 9/18/08, collateralized by: $13,410,000 True Move Co., Ltd., 10.750% due 12/16/13 Market value (including accrued interest) - $11,512,632.	9,466,119

1,959,150	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 7/21/08 bearing 2.750% to be repurchased at $1,968,129 on 9/19/08, collateralized by: $2,220,000 UBS Luxembourg SA for OJSC Vimpel Communications, 8.250% due 5/23/16 Market value (including accrued interest) - $2,160,488.	1,959,150

1,559,813	Reverse Repurchase Agreement with Credit Suisse, dated 7/31/08 bearing 2.000% to be repurchased at $1,560,159 on 8/4/08, collateralized by: $1,175,000 Republic of Turkey, 11.875% due 1/15/30 Market value (including accrued interest) - $1,777,758.	1,559,813

6,387,062	Reverse Repurchase Agreement with Credit Suisse, dated 7/31/08 bearing 2.000% to be repurchased at $6,388,481 on 8/4/08, collateralized by $7,954,000 Republic of Turkey, 6.875%, due 3/17/36 Market value (including accrued interest) - $7,551,086	6,387,062

	Total Reverse Repurchase Agreements
	(Proceeds — $93,412,559)	$93,412,559

At July 31, 2008, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain
Contracts to Buy:
Indian Rupee	39,119,700	$911,189	9/16/08	$9,190
Indian Rupee	32,672,700	761,023	9/16/08	1,016
Indian Rupee	25,950,000	604,436	9/16/08	5,682
Net Unrealized Gain on Open Forward Foreign Currency Contracts				$15,888

Notes to Schedule of Investments (unaudited) (continued)

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund II Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2008

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	September 26, 2008